UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2010

1.814096.105

CTM-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
Connecticut - 80.1%
Bloomfield Gen. Oblig. BAN 2% 11/30/10	19,500,000	19,730,307
Brookfield Gen. Oblig. BAN 2% 9/13/10	7,305,000	7,360,344
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.16%, LOC Citibank NA, VRDN (a)	5,525,000	5,525,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.16%, LOC HSBC Bank USA, NA, VRDN (a)	21,400,000	21,400,000
Series 1999, 0.4%, LOC HSBC Bank USA, NA, VRDN (a)	1,075,000	1,075,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999, 0.85% tender 3/11/10, CP mode	17,300,000	17,300,000
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.5%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.48%, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 0.48%, LOC RBS Citizens NA, VRDN (a)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2003 D, 5% 8/1/10	5,000,000	5,093,505
Series 2007 A, 4% 5/1/10	1,750,000	1,760,286
Series 2008 B, 4% 4/15/10	1,100,000	1,104,553
Series 2009 B, 2% 3/1/10	12,750,000	12,750,000
Series 2009 C, 2% 3/1/10	28,300,000	28,300,000
5% 3/15/10	6,275,000	6,285,672
BAN Series 2009 A, 2% 4/28/10	19,800,000	19,847,891
Series 2004 A, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	50,090,000	50,090,000
Series 2005 A1, 0.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	69,415,000	69,415,000
Series 2005 A2, 0.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,140,000	3,140,000
Series B, 0.18% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,310,000	9,310,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S1, 0.2% tender 3/1/10, CP mode	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1080, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	$ 13,114,000	$ 13,114,000
Series BBT 08 17, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,240,000	10,240,000
Series BBT 08 32, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	14,434,500	14,434,500
Series EGL 02 6027 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.2% (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,300,000	7,300,000
Series ROC II R 10347, 0.2% (Liquidity Facility Citibank NA) (a)(e)	32,600,000	32,600,000
(Avon Old Farms Proj.):
Series A, 0.18%, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
Series B, 0.18%, LOC Bank of America NA, VRDN (a)	5,240,000	5,240,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.5%, LOC Bank of America NA, VRDN (a)	3,725,000	3,725,000
(Choate Rosemary Hall Proj.) Series D, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	27,000,000	27,000,000
(Gaylord Hosp. Proj.) Series B, 0.18%, LOC Bank of America NA, VRDN (a)	7,080,000	7,080,000
(Greenwich Academy Proj.) Series C, 0.16%, LOC Wachovia Bank NA, VRDN (a)	685,000	685,000
(Greenwich Family YMCA Proj.) Series A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	13,700,000	13,700,000
(Greenwich Hosp. Proj.) Series C, 0.18%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
(Griffin Hosp. Proj.) Series C, 0.15%, LOC Wachovia Bank NA, VRDN (a)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.4%, LOC RBS Citizens NA, VRDN (a)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.18%, LOC Bank of America NA, VRDN (a)	23,075,000	23,075,000
(Health Care Cap. Asset Prog.):
Series A1, 0.18%, LOC Bank of America NA, VRDN (a)	20,485,000	20,485,000
Series B1, 0.18%, LOC Bank of America NA, VRDN (a)	18,200,000	18,200,000
(Hosp. of Central Connecticut Proj.) Series A, 0.22%, LOC Bank of America NA, VRDN (a)	25,145,000	25,145,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Masonicare Corp. Proj.):
Series C, 0.14%, LOC Wachovia Bank NA, VRDN (a)	$ 24,420,000	$ 24,420,000
Series D, 0.13%, LOC Wachovia Bank NA, VRDN (a)	33,395,000	33,395,000
(Pomfret School Issue Proj.) Series A, 0.18%, LOC Bank of America NA, VRDN (a)	4,675,000	4,675,000
(Ridgefield Academy Proj.) Series A, 0.18%, LOC Bank of America NA, VRDN (a)	9,700,000	9,700,000
(Sacred Heart Univ. Proj.) Series F, 0.2%, LOC Bank of America NA, VRDN (a)	20,205,000	20,205,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	140,500,000	140,500,000
(The Taft School Proj.) Series H, 0.25%, LOC Wachovia Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	9,585,000	9,585,000
(United Methodist Home Proj.) Series 2001 A, 0.25%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
(Univ. of Bridgeport Proj.) Series B, 0.17%, LOC Banco Santander SA, VRDN (a)	9,805,000	9,805,000
(Univ. of New Haven Proj.):
Series 2008 H, 0.15%, LOC Wachovia Bank NA, VRDN (a)	30,000,000	30,000,000
Series E, 0.15%, LOC Wachovia Bank NA, VRDN (a)	12,900,000	12,900,000
Series G, 0.15%, LOC Wachovia Bank NA, VRDN (a)	13,880,000	13,880,000
(Washington Montessori School Proj.) Series A, 0.25%, LOC Wachovia Bank NA, VRDN (a)	4,275,000	4,275,000
(Wesleyan Univ. Proj.) Series D, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	33,950,000	33,950,000
(Yale Univ. Proj.):
Series T2, 0.17%, VRDN (a)	16,500,000	16,500,000
Series U1, 0.17%, VRDN (a)	46,600,000	46,600,000
Series U2, 0.15%, VRDN (a)	16,750,000	16,750,000
Series V1, 0.12%, VRDN (a)	3,790,000	3,790,000
Series X2, 0.15%, VRDN (a)	7,190,000	7,190,000
(Yale-New Haven Hosp. Proj.) Series L1, 0.18%, LOC Bank of America NA, VRDN (a)	14,600,000	14,600,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	25,990,000	25,990,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.19% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	$ 5,370,000	$ 5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	14,041,000	14,041,000
Series 1990 C, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	6,345,000	6,345,000
Series 2000 B3, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	8,300,000	8,300,000
Series 2001 D3, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,900,000	4,900,000
Series 2002 F2, 0.19% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	20,735,000	20,735,000
Series 2009 A2, 0.19% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	28,500,000	28,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2001 A, 4.5% 10/1/10	2,000,000	2,049,620
Series 2001 B, 5.375% 10/1/10	1,965,000	2,020,609
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2009 A, 2% 6/1/10	2,795,000	2,805,869
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	19,400,000	19,523,755
Derby Gen. Oblig. BAN 1.5% 6/3/10	5,500,000	5,514,798
East Haddam Gen. Oblig. BAN 2% 5/11/10	3,325,000	3,331,431
East Lyme Gen. Oblig. BAN Series 2010, 1.5% 2/9/11	1,000,000	1,011,108
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	19,600,000	19,680,795
Greenwich Gen. Oblig. BAN Series 2010, 1.5% 1/27/11	20,000,000	20,220,042
Guilford Gen. Oblig. BAN 2% 8/25/10	11,400,000	11,480,269
Ledyard Gen. Oblig. BAN 2% 7/13/10	9,520,000	9,563,703
Madison Gen. Oblig. BAN Series 2009, 1.5% 12/15/10	2,500,000	2,521,080
Manchester Gen. Oblig. Bonds Series 2009 A, 1.5% 7/2/10	14,743,000	14,794,918
Milford Gen. Oblig. BAN:
Series 2009 A, 1% 5/4/10	12,930,000	12,943,424
Series 2009 B, 1.75% 11/4/10	1,970,000	1,985,569
Naugatuck Gen. Oblig. BAN 1% 11/3/10	2,800,000	2,809,840
New Haven Gen. Oblig. Series A, 0.4% 3/1/10, LOC Landesbank Hessen-Thuringen, CP	8,562,000	8,562,000
North Branford Gen. Oblig. BAN Series 2009, 1.5% 11/9/10	10,420,000	10,495,467
Shelton Gen. Oblig. BAN Series 2009, 1.5% 8/3/10	10,750,000	10,795,410
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.23%, LOC Bank of America NA, VRDN (a)(d)	23,700,000	23,700,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Vernon Gen. Oblig. BAN 0.5% 6/15/10	$ 3,710,000	$ 3,711,300
Watertown Gen. Oblig. BAN 0.25% 3/31/10	14,000,000	14,000,600
		1,406,283,665
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	2,100,000	2,100,000
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	7,200,000	7,200,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,405,000	2,405,000
Puerto Rico - 2.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	17,100,000	17,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.12%, LOC UBS AG, VRDN (a)	10,600,000	10,600,000
Series 2007 A7, 0.22%, LOC UBS AG, VRDN (a)	8,200,000	8,200,000
Series 2007 A8, 0.14%, LOC Wachovia Bank NA, VRDN (a)	8,400,000	8,400,000
Series 2007 A9, 0.14%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
		47,800,000
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	6,000,000	6,000,000
Texas - 0.6%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.4%, VRDN (a)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Shares	Value
Other - 13.4%
Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	235,457,000	$ 235,457,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,718,345,665)		1,718,345,665
NET OTHER ASSETS - 2.1%		37,244,342
NET ASSETS - 100%		$ 1,755,590,007
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 123,123
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $1,718,345,665.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 28, 2010

1.814103.105

SNJ-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,200,000	$ 1,200,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.21% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	900,000	900,000
Delaware/New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2008, 0.16%, LOC TD Banknorth, NA, VRDN (a)	3,700,000	3,700,000
Florida - 2.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.2%, LOC Freddie Mac, VRDN (a)	1,065,000	1,065,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.21%, LOC Bank of Scotland PLC, VRDN (a)	25,165,000	25,165,000
		26,230,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.55%, LOC RBS Citizens NA, VRDN (a)	900,000	900,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	1,300,000	1,300,000
New Jersey - 74.1%
Allendale Gen. Oblig. BAN 1.25% 2/1/11	2,211,000	2,224,596
Bergen County Impt. Auth. Lease Rev. BAN 1.5% 4/29/10	5,000,000	5,008,042
Bergen County Impt. Auth. Rev. BAN Series 2009 A, 1.25% 5/11/10	22,608,059	22,643,944
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	6,300,000	6,358,204
Camden Gen. Oblig. BAN:
Series 2009 B, 2% 8/25/10	5,100,000	5,118,550
Series A, 2% 10/15/10	2,771,425	2,781,008
Chatham Township Gen. Oblig. BAN 1.5% 7/23/10	3,711,250	3,722,291
Clark Township Gen. Oblig. BAN 2% 3/26/10	8,760,000	8,767,200
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hillsborough Township Gen. Oblig. BAN 1.5% 12/10/10	2,492,945	2,506,405
Hopewell Township Gen. Oblig. BAN 1.5% 6/10/10	8,900,000	8,925,736
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.19%, LOC Bank of New York, New York, VRDN (a)	$ 28,355,000	$ 28,355,000
Mahwah Township Gen. Oblig. BAN 1.5% 6/11/10	5,475,000	5,490,989
Mendham Township Gen. Oblig. BAN 1.5% 5/28/10	1,583,000	1,584,927
Mercer County Gen. Oblig. BAN Series 2010 A, 1% 6/17/10	7,000,000	7,015,413
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.13%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Bonds Series 2004 B, 5% 12/15/10	5,405,000	5,584,595
Series 2003 A1, 0.16%, LOC Bank of New York, New York, VRDN (a)	15,000,000	15,000,000
Series 2003 A2, 0.16%, LOC Bank of New York, New York, VRDN (a)	34,550,000	34,550,000
Series 2003 A3, 0.16%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,200,000	1,200,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.23%, LOC Wachovia Bank NA, VRDN (a)	3,305,000	3,305,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.16%, LOC Citibank NA, VRDN (a)	5,395,000	5,395,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	3,630,000	3,630,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2002 C, 5% 6/15/10	9,110,000	9,226,913
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.16%, LOC Banco Santander SA, VRDN (a)	17,770,000	17,770,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.16%, LOC TD Banknorth, NA, VRDN (a)	20,200,000	20,200,000
Series 2008 V3, 0.13%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	63,210,000	63,210,000
Series 2008 V4, 0.16%, LOC Bank of America NA, VRDN (a)	77,435,000	77,435,000
Series 2008 V5, 0.17%, LOC Wachovia Bank NA, VRDN (a)	30,700,000	30,700,000
New Jersey Econ. Dev. Auth. School Rev.:
(Blair Academy Proj.) Series 2007, 0.14%, LOC Wachovia Bank NA, VRDN (a)	3,655,000	3,655,000
Series 2006 R3, 0.14%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	4,000,000	4,000,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	12,000,000	12,074,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.17%, LOC Bank of America NA, VRDN (a)	$ 6,355,000	$ 6,355,000
Series 2008 C, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.16%, LOC Wachovia Bank NA, VRDN (a)	4,805,000	4,805,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.14%, LOC Wachovia Bank NA, VRDN (a)	1,090,000	1,090,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	12,200,000	12,200,000
Series 2003 B, 0.14%, LOC Bank of America NA, VRDN (a)	3,725,000	3,725,000
Series 2006 A5, 0.14%, LOC Wachovia Bank NA, VRDN (a)	5,000,000	5,000,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.14%, LOC Wachovia Bank NA, VRDN (a)	1,315,000	1,315,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.23%, LOC UBS AG, VRDN (a)	19,750,000	19,750,000
(Virtua Health Proj.):
Series 2004, 0.14%, LOC Wachovia Bank NA, VRDN (a)	30,055,000	30,055,000
Series 2009 B, 0.11%, LOC JPMorgan Chase Bank, VRDN (a)	12,100,000	12,100,000
Series 2009 C, 0.12%, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB, 0.16% (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,000,000	3,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,860,000	10,860,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Series 2009 B, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,400,000	9,400,000
Series 2009 D, 0.15%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,440,000	1,440,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,400,000	$ 3,400,000
Series 2009 D, 0.19%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	23,400,000	23,400,000
Park Ridge Borough Gen. Oblig. BAN 1.5% 2/4/11	4,726,650	4,764,707
Princeton Borough Gen. Oblig. BAN 1.5% 3/19/10	7,188,160	7,191,400
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 A, 0.23%, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.13%, LOC Wachovia Bank NA, VRDN (a)	7,800,000	7,800,000
Sparta Township Gen. Oblig. BAN 1.5% 2/25/11	9,992,200	10,098,439
Stafford Township Gen. Oblig. BAN Series 2009 B, 1.5% 6/1/10	14,800,000	14,837,960
Summit Gen. Oblig. BAN 2% 5/14/10	4,200,000	4,210,984
Tewksbury Township Gen. Oblig. BAN 2% 6/24/10	10,549,181	10,594,084
Union County Gen. Oblig. BAN:
1.75% 7/1/10	18,100,000	18,179,863
2% 7/1/10	19,000,000	19,100,531
Watchung Gen. Oblig. BAN 2% 3/2/10	3,895,000	3,895,131
		702,195,912
New Jersey/Pennsylvania - 5.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 0.21%, LOC Dexia Cr. Local de France, VRDN (a)	4,000,000	4,000,000
Series 2007 B2, 0.22%, LOC Dexia Cr. Local de France, VRDN (a)	2,600,000	2,600,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (a)	19,100,000	19,100,000
Series 2008 B, 0.16%, LOC TD Banknorth, NA, VRDN (a)	28,485,000	28,485,000
		54,185,000
New York & New Jersey - 7.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.18% (Liquidity Facility Bank of America NA) (a)(d)	19,500,000	19,500,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,345,000	$ 6,345,000
Series Putters 3094, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,040,000	16,040,000
Series Putters 3647, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,770,000	1,770,000
Series ROC II R 11793, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,125,000	3,125,000
Series 1992 2, 0.25%, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.25%, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.25%, VRDN (a)(e)	10,400,000	10,400,000
		72,980,000
Pennsylvania - 0.5%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,600,000	4,600,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.21%, LOC Compass Bank, VRDN (a)	1,300,000	1,300,000
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.23% (Liquidity Facility Deutsche Postbank AG) (a)(d)	480,000	480,000
		1,780,000
	Shares
Other - 8.2%
Fidelity Tax-Free Cash Central Fund, 0.16% (b)(c)	77,788,000	77,788,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $947,758,912)		947,758,912
NET OTHER ASSETS - 0.0%		262,546
NET ASSETS - 100%		$ 948,021,458
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 0.25%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.25%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.25%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 35,607
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $947,758,912.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2010

1.814343.105

NJS-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
Arizona - 0.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 8,700,000	$ 8,700,000
California - 0.7%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2005 A, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,200,000	5,200,000
Series 2005 D, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	11,200,000	11,200,000
		16,400,000
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.16%, LOC TD Banknorth, NA, VRDN (a)	6,200,000	6,200,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.26%, LOC Bayerische Landesbank, VRDN (a)(d)	550,000	550,000
Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		3,450,000
New Jersey - 67.5%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.15%, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Bergen County Impt. Auth. Rev. BAN Series 2009 A, 1.25% 5/11/10	43,100,000	43,168,412
Bergenfield Borough Gen. Oblig. BAN 1% 10/1/10	4,909,500	4,921,086
Bernards Township Gen. Oblig. Bonds 2% 9/15/10	1,875,000	1,890,997
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	13,165,000	13,286,627
Burlington County Gen. Oblig. BAN Series 2009 A, 1.5% 5/28/10	14,443,000	14,478,066
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 0.17%, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
Camden Gen. Oblig. BAN Series 2009 B, 2% 8/25/10	10,266,250	10,303,591
Carteret Gen. Oblig. BAN:
1.5% 10/22/10	12,472,163	12,536,724
1.5% 2/10/11	4,300,000	4,334,007
Chatham Township Gen. Oblig. BAN Series B, 2% 7/23/10	760,000	762,968
Cinnaminson Township BAN Series A, 2% 4/20/10	8,000,000	8,007,242
Cranbury Township Gen. Oblig. BAN 1.25% 6/11/10	1,830,000	1,832,913
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,185,000	$ 4,185,000
Gloucester County Gen. Oblig. Bonds Series 2009 B, 2% 10/15/10	1,250,000	1,261,509
Hopewell Township Gen. Oblig. BAN:
1.5% 6/10/10	16,742,000	16,790,412
2% 9/16/10	3,705,000	3,729,240
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.19%, LOC Bank of New York, New York, VRDN (a)	35,320,000	35,320,000
Kinnelon Gen. Oblig. BAN 1.25% 2/25/11	3,245,300	3,268,603
Long Hill Township BAN 2% 3/19/10	2,300,000	2,301,032
Manchester Township Gen. Oblig. BAN Series 2010, 1% 10/15/10	10,370,000	10,403,735
Mercer County Gen. Oblig. BAN:
Series 2009, 1.5% 6/17/10	14,790,000	14,840,744
Series 2010 A, 1% 6/17/10	16,100,000	16,135,449
Mercer County Impt. Auth. Rev. Bonds (Site and Disp. Facilities Proj.) Series 1992, 0% 4/1/10	3,500,000	3,497,740
Millburn Township Gen. Oblig. BAN 1.5% 1/14/11	3,572,288	3,603,970
Montclair Township Gen. Oblig. BAN 1.5% 3/12/10	14,500,000	14,503,032
Moorestown Township Gen. Oblig. BAN 1.5% 9/2/10	3,750,000	3,768,816
Morris Plains BAN 2% 7/23/10	1,835,000	1,839,637
Mountain Lakes Gen. Oblig. BAN 1.5% 2/11/11	1,518,100	1,531,733
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.16%, LOC Bank of New York, New York, VRDN (a)	2,500,000	2,500,000
Series 2003 A2, 0.16%, LOC Bank of New York, New York, VRDN (a)	15,000,000	15,000,000
Series 2003 A4, 0.16%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,500,000	3,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
Participating VRDN:
Series Floaters 3032, 0.2% (Liquidity Facility Morgan Stanley) (a)(e)	1,650,000	1,650,000
Series Floaters 3130, 0.22% (Liquidity Facility Morgan Stanley) (a)(e)	4,000,000	4,000,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.16%, LOC Citibank NA, VRDN (a)	6,505,000	6,505,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.23%, LOC Wachovia Bank NA, VRDN (a)	3,285,000	3,285,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2007, 0.14%, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 9,800,000	$ 9,800,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.32% tender 5/3/10, LOC BNP Paribas SA, CP mode (d)	2,000,000	2,000,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	7,395,000	7,395,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2005 O, 5% 3/1/10	3,500,000	3,500,000
(Applewood Estates Proj.):
Series 2005 B, 0.17%, LOC TD Banknorth, NA, VRDN (a)	14,900,000	14,900,000
Series 2005 C, 0.17%, LOC TD Banknorth, NA, VRDN (a)	6,900,000	6,900,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.16%, LOC Banco Santander SA, VRDN (a)	7,500,000	7,500,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.16%, LOC TD Banknorth, NA, VRDN (a)	3,900,000	3,900,000
(LPS Inds. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)(d)	5,295,000	5,295,000
Series 2008 V3, 0.13%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	48,590,000	48,590,000
Series 2008 V4, 0.16%, LOC Bank of America NA, VRDN (a)	21,700,000	21,700,000
Series 2008 V5, 0.17%, LOC Wachovia Bank NA, VRDN (a)	68,600,000	68,600,000
Series 2008 X, 0.17%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.11%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	28,700,000	28,700,000
Series 2006 R3, 0.14%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	16,000,000	16,000,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.18%, LOC Citibank NA, VRDN (a)(d)	53,080,000	53,080,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2006 A, 0.2%, LOC Wachovia Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Bonds Series 2001 A, 5.25% 3/1/10	4,855,000	4,855,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Higher Ed. Cap. Impt. Proj.) Series 2004 A, 5.25% 9/1/10	$ 1,505,000	$ 1,539,494
Participating VRDN Series BA 08 1045, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
Series 1997 A, 0.25% 8/12/10, CP	2,200,000	2,200,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	24,000,000	24,148,001
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.17%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Series 2008 C, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	17,055,000	17,055,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.14%, LOC Wachovia Bank NA, VRDN (a)	15,650,000	15,650,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,975,000	7,975,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Series 2003 B, 0.14%, LOC Bank of America NA, VRDN (a)	2,675,000	2,675,000
Series 2006 A4, 0.14%, LOC Wachovia Bank NA, VRDN (a)	260,000	260,000
Series 2006 A5, 0.14%, LOC Wachovia Bank NA, VRDN (a)	4,170,000	4,170,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,820,000	6,820,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.14%, LOC Wachovia Bank NA, VRDN (a)	2,140,000	2,140,000
0.14%, LOC Wachovia Bank NA, VRDN (a)	20,365,000	20,365,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	16,500,000	16,500,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.17%, LOC Bank of America NA, VRDN (a)	19,680,000	19,680,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.16%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.14%, LOC Wachovia Bank NA, VRDN (a)	7,125,000	7,125,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.23%, LOC UBS AG, VRDN (a)	7,190,000	7,190,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.):
Series 2004, 0.14%, LOC Wachovia Bank NA, VRDN (a)	$ 28,860,000	$ 28,860,000
Series 2009 B, 0.11%, LOC JPMorgan Chase Bank, VRDN (a)	3,200,000	3,200,000
Series 2009 C, 0.12%, LOC JPMorgan Chase Bank, VRDN (a)	6,545,000	6,545,000
Series 2009 D, 0.16%, LOC TD Banknorth, NA, VRDN (a)	9,285,000	9,285,000
Series 2009 E, 0.15%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
Series 2006 A6, 0.19%, LOC Bank of America NA, VRDN (a)	815,000	815,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Putters 3641, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,435,000	5,435,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.17%, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
0.19%, LOC Bank of America NA, VRDN (a)	31,255,000	31,255,000
Series 2008 F, 0.19%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	13,955,000	13,955,000
0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2005 N, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	575,000	575,000
Series 2005 O, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	300,000	300,000
Series 2005 Q, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	1,000,000	1,000,000
Series 2007 V, 0.17% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	66,375,000	66,375,000
Series 2008 Y, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	78,130,000	78,130,000
Series 2008 Z, 0.17% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB:
0.15% (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,085,000	6,085,000
0.16% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 16,600,000	$ 16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	27,500,000	27,500,000
Series 2009 B, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,800,000	17,800,000
Series 2009 D, 0.15%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,945,000	16,945,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series 2006 A, 5% 6/15/10	9,530,000	9,651,450
Series 2009 C, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Series 2009 D, 0.19%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	65,200,000	65,200,000
New Providence Gen. Oblig. BAN 1.5% 1/27/11	4,019,100	4,052,165
Princeton Borough Gen. Oblig. BAN 1.5% 6/11/10	3,300,000	3,309,535
Ramsey Gen. Oblig. BAN 1.5% 1/19/11	4,845,000	4,881,729
Ridgewood Gen. Oblig. BAN 2% 6/25/10	3,215,000	3,229,315
Roxbury Township Gen. Oblig. BAN 1% 4/5/10	9,065,593	9,071,341
Rutgers State Univ. Rev.:
Participating VRDN Series Putters 3445, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series 2009 G, 0.12% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	3,600,000	3,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.):
Series 1997 A, 0.23%, LOC Bank of New York, New York, VRDN (a)	8,000,000	8,000,000
Series 1997 B, 0.23%, LOC Bank of New York, New York, VRDN (a)(d)	2,200,000	2,200,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.17%, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
South Orange Village Township Rev. BAN Series 2010 A, 1.25% 2/1/11	5,000,000	5,035,366
Summit Gen. Oblig. BAN:
1.5% 5/21/10	1,740,000	1,743,105
1.5% 12/10/10	5,675,000	5,723,793
2% 5/6/10	1,984,500	1,988,806
Township of Bridgewater BAN 2% 8/18/10	7,000,000	7,042,402
Township of Washington Morris County BAN 1.75% 10/22/10	8,348,500	8,404,508
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Union County Gen. Oblig.:
Bonds Series 2009, 2% 3/1/10	$ 2,985,000	$ 2,985,000
BAN:
1.75% 7/1/10	36,900,000	37,062,066
2% 7/1/10	15,000,000	15,079,367
Union Township Gen. Oblig. BAN 2% 8/6/10	9,596,000	9,618,909
Washington Township Warren County Gen. Oblig. BAN 2% 5/14/10	6,300,000	6,306,412
		1,506,871,049
New Jersey/Pennsylvania - 4.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 0.21%, LOC Dexia Cr. Local de France, VRDN (a)	1,000,000	1,000,000
Series 2007 B2, 0.22%, LOC Dexia Cr. Local de France, VRDN (a)	14,000,000	14,000,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (a)	36,100,000	36,100,000
Series 2008 B, 0.16%, LOC TD Banknorth, NA, VRDN (a)	50,790,000	50,790,000
		101,890,000
New York - 0.1%
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	1,800,000	1,800,000
New York & New Jersey - 13.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.25% (Liquidity Facility Bank of America NA) (a)(d)(e)	70,980,000	70,980,000
Series BA 08 1066, 0.25% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,565,000	5,565,000
Series BA 08 1067, 0.25% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.25% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,175,000	16,175,000
Series DB 636, 0.24% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Series EGL 06 107 Class A, 0.25% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.24% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,570,000	20,570,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,860,000	$ 3,860,000
Series Putters 2945, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3095, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,620,000	16,620,000
Series Putters 3114, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series 1991 1, 0.28%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.28%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.25%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.28%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.28%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.26%, VRDN (a)	10,000,000	10,000,000
Series 2008 A, 0.3% 3/12/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	3,390,000	3,390,000
Series A:
0.4% 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,480,000	5,480,000
0.4% 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	4,000,000	4,000,000
		299,210,000
Ohio - 0.7%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.3%, VRDN (a)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
		16,000,000
Pennsylvania - 0.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A7, 0.22%, LOC UBS AG, VRDN (a)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.22%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,300,000	$ 4,300,000
Texas - 0.2%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	5,500,000	5,500,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.28%, LOC Fortis Banque SA, VRDN (a)(d)	2,100,000	2,100,000
	Shares
Other - 11.0%
Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	246,720,000	246,720,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,238,041,049)		2,238,041,049
NET OTHER ASSETS - (0.2)%		(4,963,117)
NET ASSETS - 100%		$ 2,233,077,932
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.28%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.28%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.25%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.28%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.28%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 135,260
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $2,238,041,049.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010